T. ROWE PRICE Retirement 2015 Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/25
(Cost and value in $000s)
BOND FUNDS 48 .3%
T. Rowe Price Funds:
New Income Fund  764,584 28,866 22,097 98,004,057 783,053
Limited Duration Inflation Focused
Bond Fund  712,129 36,906 23,871 153,141,844 739,675
International Bond Fund (USD
Hedged)  297,092 6,794 5,312 34,940,348 298,740
Dynamic Global Bond Fund  173,500 2,797 3,258 22,207,967 172,778
Emerging Markets Bond Fund  151,672 2,874 5,466 16,385,309 155,824
U.S. Treasury Long-Term Index
Fund  145,428 1,759 8,041 20,167,940 142,587
High Yield Fund  135,348 2,707 4,448 22,606,251 135,864
Dynamic Credit Fund  66,131 1,439 1,287 7,541,106 67,191
Floating Rate Fund  43,751 926 1,460 4,679,633 43,333
Total Bond Funds (Cost $ 2,732,915 ) 2,539,045
EQUITY FUNDS 49 .9%
T. Rowe Price Funds:
Value Fund  351,135 512 9,004 7,319,243 358,423
Growth Stock Fund  342,240 491 17,979 2,945,251 347,451
Hedged Equity Fund  251,801 365 9,682 19,102,967 255,980
U.S. Large-Cap Core Fund  244,743 342 5,934 5,671,370 255,382
Equity Index 500 Fund  239,642 1,117 6,667 1,441,986 245,383
International Value Equity Fund  208,133 293 5,942 9,698,024 215,975
Overseas Stock Fund  184,699 262 6,162 12,171,634 186,956
Real Assets Fund  165,471 1,747 4,741 10,858,499 177,211
International Stock Fund  157,866 223 7,726 6,823,279 151,545
Mid-Cap Growth Fund  82,810 117 2,899 812,570 84,719
Mid-Cap Value Fund  78,585 109 3,921 2,432,683 81,033
Emerging Markets Discovery Stock
Fund  66,316 99 2,004 4,339,400 71,687
Emerging Markets Stock Fund  58,589 89 1,884 1,596,769 62,609
Small-Cap Value Fund  50,420 63 1,833 970,252 53,975
Small-Cap Stock Fund  41,537 54 1,182 722,490 43,227
New Horizons Fund (2) 34,935 49 1,269 641,192 36,631
Total Equity Funds (Cost $ 1,515,737 ) 2,628,187
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  505 15,000 15,010 5,075 492
Total Other Mutual Funds (Cost $ 490 ) 492

T. ROWE PRICE Retirement 2015 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1 .8%
Money Market Funds  1.6%
T. Rowe Price U.S. Treasury
Money Fund, 4.35% (3) 114,971 55,880 87,689 83,161,856 83,162
U.S. Treasury Obligations  0.2%
U.S. Treasury Bills, 4.257%,
9/16/25 (4) 10,000,000 9,983
Total Short-Term Investments (Cost $ 93,145 ) 93,145
Total Investments in Securities 100.0%
(Cost $4,342,287) $ 5,260,869
Other Assets Less Liabilities (0.0)% (1,662)
Net Assets 100.0% $ 5,259,207
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At August 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2015 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 89 MSCI EAFE Index contracts 9/25 (12,109) $ (350)
Short, 211 Russell 2000 E-Mini Index contracts 9/25 (25,001) (2,554)
Short, 192 S&P 500 E-Mini Index contracts 9/25 (62,139) (3,968)
Net payments (receipts) of variation margin to date 7,509
Variation margin receivable (payable) on open futures contracts $ 637

T. ROWE PRICE Retirement 2015 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (6) $ 908 $ 1,329
Dynamic Global Bond Fund  (183) (261) 2,529
Emerging Markets Bond Fund  (660) 6,744 2,648
Emerging Markets Discovery Stock Fund  104 7,276 —
Emerging Markets Stock Fund  21 5,815 —
Equity Index 500 Fund  10,503 11,291 781
Floating Rate Fund  (22) 116 858
Growth Stock Fund  12,087 22,699 —
Hedged Equity Fund  2,473 13,496 —
High Yield Fund  (214) 2,257 2,509
International Bond Fund (USD Hedged)  (168) 166 3,193
International Stock Fund  2,516 1,182 —
International Value Equity Fund  2,510 13,491 —
Limited Duration Inflation Focused Bond Fund  (811) 14,511 3,344
Mid-Cap Growth Fund  497 4,691 —
Mid-Cap Value Fund  25 6,260 —
New Horizons Fund  133 2,916 —
New Income Fund  (2,080) 11,700 9,702
Overseas Stock Fund  3,170 8,157 —
Real Assets Fund  517 14,734 —
Small-Cap Stock Fund  992 2,818 —
Small-Cap Value Fund  116 5,325 —
Transition Fund  (10) (3) —
U.S. Large-Cap Core Fund  1,346 16,231 —
U.S. Treasury Long-Term Index Fund  (2,428) 3,441 1,544
Value Fund  2,929 15,780 —
U.S. Treasury Money Fund, 4.35% — — 1,185
Totals $ 33,357 # $ 191,741 $ 29,622 +

T. ROWE PRICE Retirement 2015 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $29,622 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2015 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2015 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2015 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2015 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F156-054Q1 08/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Other Mutual Funds $ 492 $ — $ — $ 492
Short-Term Investments 83,162 9,983 — 93,145
Equity Funds 2,628,187 — — 2,628,187
Bond Funds 2,539,045 — — 2,539,045
Total $ 5,250,886 $ 9,983 $ — $ 5,260,869
Liabilities
Futures Contracts* $ 6,872 $ — $ — $ 6,872
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.